Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 497,212	$ 494,423		$ 393,027
Accumulated amortization & Impairment	371,431	362,833		314,081
Net	125,781	131,590	$ 69,070	78,946
Customer-Related Intangible Assets
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying amount	367,640	369,173		312,041
Accumulated amortization & Impairment	298,048	293,029		260,018
Net	69,592	76,144		52,023
Marketing-Related Intangible Assets
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying amount	52,165	52,443		45,098
Accumulated amortization & Impairment	39,538	39,212		30,571
Net	12,627	13,231		14,527
Technology-related intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying amount	55,101	54,189		26,116
Accumulated amortization & Impairment	32,135	28,278		21,026
Net	22,966	25,911		5,090
Other Intangible Assets
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,460	3,081		2,875
Accumulated amortization & Impairment	1,710	2,314		2,466
Net	750	767		409
Intangible Assets Under Development [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying amount	19,846	15,537		6,897
Net	$ 19,846	$ 15,537		$ 6,897